Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income/(loss) Per Share	The following table sets forth the computation of basic and diluted loss for the nine months (in thousands, except for share and per share amounts):

	Nine Months ended September 30,
	2020	2019

Numerator:
Net loss	$(72,227)	$(76,774)
Deemed dividend attributable to BCF	(6,247)	(5,282)

Net loss attributable to common shareholders	$(78,474)	$(82,056)

Denominator:
Weighted average Common shares outstanding- Basic	9,510,996	8,676,669

Dilutive effect of potential common shares	—	—

Weighted average Common shares outstanding- Diluted	9,510,996	8,676,669

Net loss per shares attributable to Common shareholders-Basic and Diluted	$(8.25)	$(9.46)

The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	As of December 31,
	2019	2018
Numerator:
Net loss	$(94,718)	$(79,550)
Deemed dividend attributable to BCF accretion	(5,282)	—

Net loss attributable to common shareholders	(100,000)	(79,550)

Denominator:
Weighted average Common shares outstanding- Basic	8,718,104	6,631,873
Dilutive effect of potential common shares	—	—

Weighted average Common shares outstanding- Diluted	8,718,104	6,631,873

Net loss per shares attributable to Common shareholders- Basic and Diluted	$(11.47)	$(12.00)

Gores Metropoulos, Inc.
Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income/(loss) Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income/(loss) per share for each class of common stock:

	For the Three Months Ended September 30, 2020		For the Three Months Ended September 30, 2019		For the Nine Months Ended September 30, 2020		For the Nine Months Ended September 30, 2019
	Class A	Class F	Class A	Class F	Class A	Class F	Class A	Class F
Basic and diluted net income/(loss) per share:
Numerator:
Allocation of net income/(loss)	$(3,215,855)	$(810,560)	$1,627,320	$(120,503)	$(2,433,543)	$(944,914)	$4,654,530	$(392,887)

Denominator:
Weighted-average shares outstanding	40,000,000	10,000,000	40,000,000	10,000,000	40,000,000	10,000,000	34,872,000	10,217,500
Basic and diluted net income/(loss) per share	$(0.08)	$(0.08)	$0.04	$(0.01)	$(0.06)	$(0.09)	$0.13	$(0.04)
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income/(loss) per share for each class of common stock:

	Year Ended December 31, 2019		For the Period from August 28, 2018 (inception) to December 31, 2018
	Class A	Class F	Class A	Class F
Basic and diluted net income/(loss) per share:
Numerator:
Allocation of net income/(loss)	$5,938,019	$(492,843)	$—	$(21,985)

Denominator:
Weighted-average shares outstanding	36,164,000	10,162,656	—	10,781,250
Basic and diluted net income/(loss) per share	$0.16	$(0.05)	$—	$(0.00)